PRINCIPAL ACCOUNTING POLICIES - Options fair value assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based compensation disclosures
Risk-free interest rate, minimum (as a percent)	1.40%	2.52%	1.73%
Risk-free interest rate, maximum (as a percent)	2.44%	3.09%	1.94%
Expected life (years)	5 years	5 years	5 years
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Volatility, minimum (as a percent)	42.00%	42.00%	46.00%
Volatility, maximum (as a percent)	43.00%	44.00%	48.00%
Weighted average fair value of option	$ 155.76	$ 150.38	$ 376.78
Minimum
Share-based compensation disclosures
Weighted average fair value of option	90.96	88.51	142.29
Maximum
Share-based compensation disclosures
Weighted average fair value of option	$ 259.03	$ 350.71	$ 430.87